Taxes - Provision, Reconciliation, and Deferred Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provisions for taxes
Current taxes	$ 925	$ 1,005	$ 1,130
Deferred taxes	(144)	(217)	72
Tax expense from continuing operations	781	788	1,202
Tax expense (benefit) from discontinued operations	(4)	(2)	1
Reconciliation of taxes:
Income from continuing operations before taxes	$ 2,799	$ 2,840	$ 3,896
Weighted-average global tax rate (as a percent)	21.20%	21.80%	23.80%
Income taxes at weighted average tax rate	$ 594	$ 619	$ 929
Items taxed at rates other than the weighted-average tax rate	27	(36)	146
Impact of non-deductible goodwill allocated to divested businesses		9	77
Changes in valuation allowance, net	(17)	57	52
Effects of changes in tax laws and enacted tax rates	42		(52)
Non-deductible expenses, excluding goodwill	86	52	45
Other, net	49	87	5
Tax expense from continuing operations	$ 781	$ 788	$ 1,202
Effective tax rate for the year (as a percent)	27.90%	27.70%	30.90%
Tax credit from research and development activities		$ 50
Income tax reconciliation changes enacted in double tax treaties	$ (16)		$ 62
Income tax reconciliation due to interpretation of tax law and double tax treaty agreement	50	74
Gain on sale of businesses applicable income taxes			279
Net (gain) loss from sale of businesses	(10)	(20)	543
Deferred tax assets:
Unused tax losses and credits	514	623
Provisions and other accrued liabilities	865	887
Pension	507	528
Inventories	273	267
Property, plant and equipment and other non-current assets	266	282
Other	93	89
Total gross deferred tax asset	2,518	2,676
Valuation allowance	(561)	(606)
Total gross deferred tax asset, net of valuation allowance	1,957	2,070
Deferred tax liabilities:
Property, plant and equipment	(234)	(279)
Intangibles and other non-current assets	(616)	(721)
Pension and other accrued liabilities	(79)	(143)
Inventories	(91)	(91)
Other current assets	(108)	(139)
Unremitted earnings	(537)	(523)
Other	(92)	(84)
Total gross deferred tax liability	(1,757)	(1,980)
Net deferred tax asset (liability)	200	90
Included in:
"Deferred taxes"-current assets	888	881
"Deferred taxes"-non-current assets	527	423
"Deferred taxes"-current liabilities	(258)	(249)
"Deferred taxes"-non-current liabilities	(957)	(965)
Net deferred tax asset (liability)	200	90
Unused tax losses and credits, valuation allowance	108	127
Foreign subsidiary retained earnings permanently reinvested	100	500
Net operating loss carry-forwards, available to certain subsidiaries	1,622
Tax credits, available to certain subsidiaries	125
Expiration through 2036
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	846
Tax credits, available to certain subsidiaries	$ 101
Asia
Reconciliation of taxes:
Changes in valuation allowance, net		$ 21
South America
Reconciliation of taxes:
Changes in valuation allowance, net			$ 31